Share-based compensation (Summary of Activities of Pre-2009 Scheme Options for Employees and Non-employee) (Details) (Share options [Member], Pre-2009 Scheme Options [Member], USD $)
In Thousands, except Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share options [Member] | Pre-2009 Scheme Options [Member]
Number of options
Outstanding at the beginning of the period (in shares)	13,222,005	17,870,425	17,889,535
Exercised/Repurchased (in shares)	(5,841,660)	(4,648,420)
Forfeited (in shares)			(19,110)
Outstanding at the end of the period (in shares)		13,222,005	17,870,425	17,889,535
Outstanding, vested and exercisable at the end of the period (in shares)	7,380,345
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 0.0059	$ 0.0055	$ 0.0055
Exercised/Repurchased (in dollars per share)	$ 0.0057	$ 0.0045
Forfeited (in dollars per share)			$ 0.0067
Outstanding at the end of the period (in dollars per share)		$ 0.0059	$ 0.0055	$ 0.0055
Outstanding, vested and exercisable at the end of the period (in dollars per share)	$ 0.0061
Weighted average remaining contractual life
Outstanding at the end of the period		4 years 4 months 24 days	5 years 4 months 13 days	6 years 4 months 13 days
Forfeited			6 years 3 months
Exercised	3 years 2 months 26 days	4 years 3 months 18 days
Outstanding, vested and exercisable at the end of the period	3 years 6 months 7 days
Aggregate intrinsic value
Outstanding at the end of the period		$ 33,162	$ 12,642	$ 19,366
Outstanding, vested and exercisable at the end of the period	$ 22,959